Related Party Transactions (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 28, 2024	Nov. 07, 2023	Jul. 31, 2024	Mar. 31, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 27, 2025	Jan. 23, 2025	Dec. 20, 2024
Related Party Transaction [Line Items]
Related party proceeds						$ 1,350
Warrants issued				14,430,958		14,430,958	12,181,019
Gross proceeds from convertible promissory notes	$ 4,500						$ 4,175
Loan interest rate				8.00%		8.00%
Share price				$ 10.00				$ 0.9230	$ 0.9230	$ 0.8163
Loans remains outstanding				$ 2,992		$ 2,992	2,992
Gross proceeds from loans						$ 400	1,000
Payments of loans		$ 500	$ 100
Data Knights [Member]
Related Party Transaction [Line Items]
Loan interest rate						12.50%
Loans remains outstanding				$ 3,000		$ 3,000
P I P E Warrants [Member]
Related Party Transaction [Line Items]
Warrants issued				95,744		95,744
Warrants to purchase common stock						95,745
Related Party [Member]
Related Party Transaction [Line Items]
Gross proceeds from convertible promissory notes						$ 700	$ 700
Gross proceeds from loans					$ 1,600	$ 1,600
Related Party [Member] | P I P E Warrants [Member]
Related Party Transaction [Line Items]
Warrants issued				63,829		63,829
Convertible Promissory Notes And Warrants [Member]
Related Party Transaction [Line Items]
Warrants to purchase common stock						3,726,000
P I P E Notes [Member]
Related Party Transaction [Line Items]
Related party proceeds				$ 1,500		$ 1,500
P I P E Notes [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party proceeds				$ 1,000		1,000
Convertible Promissory Note [Member]
Related Party Transaction [Line Items]
Gross proceeds from convertible promissory notes						14,200
Convertible Promissory Note [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Gross proceeds from convertible promissory notes						$ 12,300
Convertible Promissory Note Warrants [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Warrants to purchase common stock						2,976,000